Digital assets	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
Digital assets	Intangible assets
Intangible assets include:

	Capitalized development costs	Licenses and acquired technology	Goodwill	Other	Total
	(in thousands)
Cost:
At January 1, 2023	$48,903	$33,434	$—	$—	$82,337
Additions	22,327	633	—	—	22,960
Disposals	—	(2,121)	—	—	(2,121)
Exchange difference	—	(7)	—	—	(7)
At December 31, 2023	71,230	31,939	—	—	103,169
Additions	15,484	4,702	—	—	20,186
Disposals	(25,851)	(4,493)	—	—	(30,344)
Exchange difference	—	(22)	—	—	(22)
At December 31, 2024	60,863	32,126	—	—	92,989
Additions	120	3,653	—	—	3,773
Acquisition of ACP Advanced Circuit Pursuit AG	—	1,114	3,676	795	5,585
Disposals	—	(126)	—	—	(126)
Exchange difference	—	283	—	—	283
At December 31, 2025	$60,983	$37,050	$3,676	$795	$102,504
Depreciation and impairment:
At January 1, 2023	$8,285	$25,347	$—	$—	$33,632
Amortization	2,640	4,708	—	—	7,348
Disposals	—	(2,121)	—	—	(2,121)
Exchange difference	—	10	—	—	10
At December 31, 2023	10,925	27,944	—	—	38,869
Amortization	2,206	2,103	—	—	4,309
Impairment	55,156	1,225	—	—	56,381
Disposals	(7,705)	(4,493)	—	—	(12,198)
Exchange difference	—	(13)	—	—	(13)
At December 31, 2024	60,582	26,766	—	—	87,348
Amortization	61	2,816	—	85	2,962
Disposals	—	(126)	—	—	(126)
Exchange difference	—	122	—	—	122
At December 31, 2025	$60,643	$29,578	$—	$85	$90,306
Net book value:
At January 1, 2023	$40,618	$8,087	$—	$—	$48,705
At December 31, 2023	60,305	3,995	—	—	64,300
At December 31, 2024	281	5,360	—	—	5,641
At December 31, 2025	$340	$7,472	$3,676	$710	$12,198
Capitalized development costs included $11.3 million related to the 5G broadband platform capitalized in the year ended December 31, 2024 ($18.4 million in 2023). In the year ended December 31, 2025, the Company developed a variant of 5G, eRedCap, but no costs were capitalized since the relevant accounting requirements were not met.
In the year ended December 31, 2024, the Company decided to discontinue the development of the 5G broadband platform due to the estimated expense to complete the development. The Company judged that reactivation of the development was highly unlikely and therefore recovery of the amounts capitalized on the balance sheet was deemed unrecoverable. Consequently, the Company recognized impairment losses of $55.2 million for the total amount of development costs capitalized and $1.2 million for capitalized third-party licenses.
In September 2024, the Company sold to Qualcomm its IP for two main 4G IoT technologies (Monarch2 and Calliope2). The disposal of development costs capitalized of $18.1 million was included in the net gain on sale of 4G IP in the Consolidated Statement of Operations (See Note 3 to the Consolidated Financial Statements).
In addition, the transaction provided for a license back of the Monarch 2 and Calliope 2 intellectual property as described in Note 4. The fair value of the license back has been estimated to be $3.0 million and it is included in 2024 additions. During 2025, the Company reassessed the remaining useful lives of licenses related to these two products, extending the useful lives until the end of 2029 to be consistent with the estimated useful life of the license back. An impairment test was performed at year end with no impairment of value noted.
Goodwill of $3,676,000 was recognized in the current year following the acquisition of ACP Advanced Circuit Pursuit AG. See Note 3 of the Consolidated Financial Statements. Goodwill was allocated to our single cash-generating unit (CGU) where it is monitored and reviewed for internal management purposes.
The impairment test was performed on December 31, 2025, and the recoverable amount of the CGU was determined using a value-in use methodology. The value-in use calculation is based on cash projections derived from a board-approved business plan covering the period from 2026 to 2030, with a terminal value thereafter modeled based on the cash flows achieved in the final forecast year. The cash flow projections reflect management's best estimate of future economic conditions and performance of 4G and radio transceiver products, including monetization of intellectual property through licensing and other arrangements.
Future cash flows are discounted using a pre-tax weighted average cost of capital ("WACC") which reflects current market assessment of the risks specific to the Company.
The impairment test indicated that the recoverable amount of the CGU exceeded its carrying amount. Sensitivity analyses were performed on the key assumptions used in the impairment test. Based on the level of headroom in the sensitivity analyses performed, management considers that no reasonably considered change in key assumptions would cause the carrying amount of the CGU to exceed its recoverable amount as at the reporting date.
Digital assets
As of December 31, 2025, the Company holds digital assets consisting solely of 2,139 Bitcoin. These assets were acquired during the year as part of the Company’s treasury management strategy and are held for investment purposes. The Bitcoin holding at December 31, 2025 are held primarily in a segregated secure vault (2,114 Bitcoin) and the remainder (25 Bitcoin) held in a commingled trading wallet. The Company does not engage in mining activities or provide digital asset-related services to third parties.

	At December 31,
Number of Bitcoin	2023	2024	2025
	(in units)
Opening balance	—	—	—
Additions	—	—	3,234
Disposals	—	—	(1,095)
Closing balance	—	—	2,139

	At December 31,
Investment in Bitcoin	2023	2024	2025
	(in thousands)
Opening balance	$—	$—	$—
Additions	—	—	377,200
Disposals	—	—	(122,634)
Impairment	—	—	(67,375)
Closing balance	$—	$—	$187,191

During the year ended December 31, 2025, the Company recognized an impairment loss on its digital assets in the amount of $67.4 million, which was recorded in Digital assets impairment losses in the Consolidated Statement of Operations. The impairment loss reflects the decrease in fair value below the carrying amount of the digital assets as of December 31, 2025. The fair value is based on the Coinbase quoted price on December 31, 2025, timestamp 23.59.59, Paris.
In addition, during the year ended December 31, 2025, the Company sold a portion of its digital assets, resulting in a realized net loss of $6.1 million, which is presented in operating expenses in the Consolidated Statement of Operations.
At December 31, 2025, 1,617 of the Bitcoin were restricted from sale and pledged as collateral for the outstanding convertible debt. See Note 17.1 to the Consolidated Financial Statements. The value of these assets at December 31, 2025 was $141.5 million out of the total $187.2 million on the balance sheet.
The remaining 522 Bitcoin with a value of $45.7 million had no restriction on sale.
A 10% decrease in the market price of Bitcoin as of the reporting date would result in an additional impairment loss of approximately $18.7 million.